                             [GRAPHIC OMITTED]



                            THE BERKSHIRE FUNDS

                          2002 Semi-Annual Report







                      BERKSHIRE FOCUS + TECHNOLOGY FUNDS

This report is provided for the general information of Berkshire Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds. Please read it carefully before you invest.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange. The S&P 500 Index is a registered trademark of Standard & Poor's Corporation and is a market-weighted index of common stock prices for 500 large U.S. companies. The Nasdaq Composite Index is a capitalization-weighted index of over 5,000 common stocks listed on the Nasdaq Stock Market. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance.

Portfolio composition is subject to change at any time and references to specific securities, industries and sectors are not recommendations to purchase or sell any particular security.

Funds distributed by Rafferty Capital Markets, LLC.

                                      *
                       -------------------------------
                               TABLE OF CONTENTS


PERFORMANCE DATA
     Focus Fund..................................2
     Technology Fund.............................3

PORTFOLIO OF INVESTMENTS
     Focus Fund..................................4
     Technology Fund.............................5

STATEMENTS OF ASSETS AND LIABILITIES
     Focus Fund..................................6
     Technology Fund.............................6

STATEMENTS OF OPERATIONS
     Focus Fund..................................7
     Technology Fund.............................7

STATEMENTS OF CHANGES IN NET ASSETS
     Focus Fund..................................8
     Technology Fund.............................9

FINANCIAL HIGHLIGHTS
     Focus Fund.................................10
     Technology Fund............................11

NOTES TO FINANCIAL STATEMENTS...................12

                                      *
                       -------------------------------
                     FUND OVERVIEW - BERKSHIRE FOCUS FUND
                           June 30, 2002 (unaudited)


The Focus Fund invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks selected for their long-term growth potential.


PERFORMANCE COMPARISON (average annual total returns as of 6/30/02)
-------------------------------------------------------------------

                                 YTD(1)     1 Year    3 Year    5 Year     Since Inception(2)

FOCUS FUND                      -41.57%    -64.04%    -36.45%    -9.98%    -9.98%
--------------------------------------------------------------------------------------
Dow Jones Industrial Average     -6.91%    -10.31%     -3.96%     5.56%     5.56%
S&P 500 Index                   -13.16%    -17.99%     -9.18%     3.66%     3.66%
NASDAQ Composite Index          -24.84%    -32.07%    -18.12%     0.61%     0.61%
--------------------------------------------------------------------------------------


NET ASSETS
------------------------------------------
6/30/02                      $36.5 Million


NET ASSET VALUE
------------------------------------------
Net Asset Value Per Share            $5.44


TOP TEN HOLDINGS(3)
------------------------------------------
Novellus Systems, Inc.               7.27%
Microchip Technology, Inc.           6.89%
Integrated Device Technology, Inc.   6.45%
Maxim Integrated Products, Inc.      6.37%
Brocade Communications, Inc.         6.24%
Applied Materials, Inc.              5.54%
Linear Technology Corp.              5.39%
Qlogic Corp.                         4.83%
Broadcom Corp.                       4.78%
Emulex Corp.                         4.65%


GROWTH OF $10,000(4)
------------------------------------------
BERKSHIRE FOCUS FUND vs. THE S&P 500 INDEX

[GRAPHIC OMITTED]

               S&P 500       BERKSHIRE FOCUS
                 INDEX            FUND
MONTH         $ AMOUNT         $ AMOUNT
------        ---------      -------------
JUN-97        $ 10,000         $ 10,000
JUL-97          10,795           10,000
AUG-97          10,191            9,950
SEP-97          10,748           10,050
OCT-97          10,390            9,500
NOV-97          10,870            9,510
DEC-97          11,057            8,738
JAN-98          11,179            9,699
FEB-98          11,985           10,174
MAR-98          12,598           10,174
APR-98          12,725           10,346
MAY-98          12,506           10,043
JUN-98          13,014           11,539
JUL-98          12,876           11,560
AUG-98          11,017            9,314
SEP-98          11,722           11,287
OCT-98          12,675           11,620
NOV-98          13,443           14,078
DEC-98          14,217           17,822
JAN-99          14,811           20,835
FEB-99          14,351           19,177
MAR-99          14,925           22,776
APR-99          15,503           23,740
MAY-99          15,138           20,976
JUN-99          15,977           23,036
JUL-99          15,479           21,735
AUG-99          15,402           24,001
SEP-99          14,980           24,749
OCT-99          15,928           26,884
NOV-99          16,252           31,405
DEC-99          17,208           43,289
JAN-00          16,344           44,376
FEB-00          16,035           62,228
MAR-00          17,602           60,272
APR-00          17,073           53,253
MAY-00          16,723           45,712
JUN-00          17,135           56,317
JUL-00          16,867           57,013
AUG-00          17,914           71,627
SEP-00          16,969           67,248
OCT-00          16,897           56,719
NOV-00          15,566           36,118
DEC-00          15,642           36,346
JAN-01          16,197           36,813
FEB-01          14,721           19,841
MAR-01          13,789           13,973
APR-01          14,859           19,624
MAY-01          14,959           17,418
JUN-01          14,595           16,440
JUL-01          14,451           13,397
AUG-01          13,548           10,257
SEP-01          12,454            6,498
OCT-01          12,691            8,845
NOV-01          13,665           10,518
DEC-01          13,785           10,116
JAN-02          13,583           10,464
FEB-02          13,321            8,171
MAR-02          13,822            9,649
APR-02          12,984            8,258
MAY-02          12,888            7,389
JUN-02          11,971            5,911


SECTOR ALLOCATION(5)
------------------------------------------
Semiconductors                      51.93%
Semiconductor Capital Equipment     24.39%
Storage Devices                     15.73%
Networking Equipment                 4.13%
Software                             3.21%


(1) Not annualized.

(2) The Fund's inception date was July 1, 1997.

(3) Stated as a percentage of total net assets as of 6/30/02. The holdings information provided should not be construed as a recommendation to purchase or sell a particular security and may not be representative of the Fund's current or future investments.

(4) This chart assumes an initial investment of $10,000 made on July 1, 1997 (inception). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All relative performance data reflect reinvested dividends but do not reflect the impact of taxes.

(5) Stated as a percentage of total net assets as of 6/30/02. The holdings by sector are presented to illustrate examples of the sectors in which the Fund has bought securities and may not be representative of the Fund's current or future investments.

    This Fund may concentrate its investments in the technology industry. As a result, the Fund is subject to greater risk than more diversified funds because of its concentration of investments in fewer companies and certain segments of a single industry.

    In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information.

                                      *
                       -------------------------------
                  FUND OVERVIEW - BERKSHIRE TECHNOLOGY FUND
                           June 30, 2002 (unaudited)


The Technology Fund, under normal market conditions, invests at least 80% of its net assets in the securities of companies engaged in the development, production, or distribution of technology-related products or services.


PERFORMANCE COMPARISON (average annual total returns as of 6/30/02)
-------------------------------------------------------------------

                                 YTD(1)     1 Year    3 Year    5 Year     Since Inception(2)

TECHNOLOGY FUND                 -41.67%    -63.56%      N/A       N/A      -55.28%
--------------------------------------------------------------------------------------
Dow Jones Industrial Average     -6.91%    -10.31%      N/A       N/A       -6.75%
S&P 500 Index                   -13.16%    -17.99%      N/A       N/A      -13.37%
NASDAQ Composite Index          -24.84%    -32.07%      N/A       N/A      -33.15%
--------------------------------------------------------------------------------------


NET ASSETS
------------------------------------------
6/30/02                       $4.1 Million


NET ASSET VALUE
------------------------------------------
Net Asset Value Per Share            $1.33


TOP TEN HOLDINGS(3)
------------------------------------------
Novellus Systems, Inc.               7.35%
Microchip Technology, Inc.           6.76%
Integrated Device Technology, Inc.   6.54%
Maxim Integrated Products, Inc.      6.19%
Brocade Communications, Inc.         6.04%
Applied Materials, Inc.              5.39%
Linear Technology Corp.              5.14%
Broadcom Corp.                       4.89%
Qlogic Corp.                         4.83%
Emulex Corp.                         4.70%


GROWTH OF $10,000(4)
--------------------------------------------------------
BERKSHIRE TECHNOLOGY FUND vs. THE NASDAQ COMPOSITE INDEX

[GRAPHIC OMITTED]

                NASDAQ         BERKSHIRE
              COMPOSITE        TECHNOLOGY
                INDEX             FUND
MONTH         $ AMOUNT         $ AMOUNT
------        ---------      -------------
DEC-99        $ 10,000         $ 10,000
DEC-99          10,069           10,000
JAN-00           9,751           10,390
FED-00          11,624           14,610
MAR-00          11,319           13,590
APR-00           9,557           11,840
MAY-00           8,420           10,080
JUN-00           9,821           12,460
JUL-00           9,329           12,630
AUG-00          10,419           15,900
SEP-00           9,099           14,920
OCT-00           8,349           12,590
NOV-00           6,438            7,930
DEC-00           6,124            8,050
JAN-01           6,874            8,160
FED-01           5,336            4,410
MAR-01           4,565            3,120
APR-01           5,251            4,380
MAY-01           5,238            3,870
JUN-01           5,366            3,650
JUL-01           5,033            2,970
AUG-01           4,484            2,280
SEP-01           3,724            1,450
OCT-01           4,201            1,990
NOV-01           4,799            2,360
DEC-01           4,850            2,280
JAN-02           4,811            2,360
FED-02           4,308            1,830
MAR-02           4,594            2,160
APR-02           4,203            1,850
MAY-02           4,024            1,660
JUN-02           3,645            1,330


SECTOR ALLOCATION(5)
------------------------------------------
Semiconductors                      52.24%
Semiconductor Capital Equipment     24.20%
Storage Devices                     15.58%
Networking Equipment                 3.91%
Software                             3.03%


(1) Not annualized.

(2) The Fund's inception date was December 29, 1999.

(3) Stated as a percentage of total net assets as of 6/30/02. The holdings information provided should not be construed as a recommendation to purchase or sell a particular security and may not be representative of the Fund's current or future investments.

(4) This chart assumes an initial investment of $10,000 made on December 29, 1999 (inception). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All relative performance data reflect reinvested dividends but do not reflect the impact of taxes.

(5) Stated as a percentage of total net assets as of 6/30/02. The holdings by sector are presented to illustrate examples of the sectors in which the Fund has bought securities and may not be representative of the Fund's current or future investments.

    This Fund concentrates its investments in the technology industry. As a result, the Fund is subject to greater risk than more diversified funds because of its concentration of investments in fewer companies and certain segments of a single industry.

    In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information.

                                      *
                       -------------------------------
               PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
                           June 30, 2002 (unaudited)


 Shares                                                         Value

            COMMON STOCKS - 99.39%                       $ 36,237,601
            (Cost $51,115,933)

            SEMICONDUCTORS - 51.93%                        18,932,746
 62,730     Altera Corp.*                                     853,128
 99,350     Broadcom Corp., (Class A)*                      1,742,599
129,700     Integrated Device Technology, Inc.*             2,352,758
 62,510     Linear Technology Corp.                         1,964,689
 62,355     Marvell Technology Group Ltd.*                  1,240,241
 60,570     Maxim Integrated Products, Inc.*                2,321,648
 91,600     Microchip Technology, Inc.*                     2,512,588
 56,250     Micron Technology, Inc.*                        1,137,375
 93,050     PMC-Sierra, Inc.*                                 862,574
 12,185     Semtech Corp.*                                    325,340
106,035     Taiwan Semiconductor Manufacturing Co. Ltd.*    1,378,455
187,150     United Microelectronics Corp.*                  1,375,553
 38,600     Xilinx, Inc.*                                     865,798

            SEMICONDUCTOR CAPITAL EQUIPMENT - 24.39%        8,893,237
106,150     Applied Materials, Inc.*                        2,018,973
 84,800     ASML Holding N.V.*                              1,282,176
 31,150     KLA-Tencor Corp.*                               1,370,288
 78,000     Novellus Systems, Inc.*                         2,652,000
 66,800     Teradyne, Inc.*                                 1,569,800

            STORAGE DEVICES - 15.73%                        5,733,974
130,190     Brocade Communications Systems, Inc.*           2,275,721
 75,350     Emulex Corp.*                                   1,696,128
 46,250     QLogic Corp.*                                   1,762,125

            NETWORKING EQUIPMENT - 4.13%                    1,505,205
107,900     Cisco Systems, Inc.*                            1,505,205

            SOFTWARE - 3.21%                                1,172,439
 82,450     Siebel Systems, Inc.*                           1,172,439


            TOTAL INVESTMENT SECURITIES - 99.39%           36,237,601
            (Cost $51,115,933)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.61%     222,367

            NET ASSETS - 100.00%                          $ 36,459,968
            Equivalent to $5.44 per share


           *Non-income producing

           (See accompanying notes to financial statements)

                                      *
                       -------------------------------
             PORTFOLIO OF INVESTMENTS - BERKSHIRE TECHNOLOGY FUND
                           June 30, 2002 (unaudited)


 Shares                                                         Value

            COMMON STOCKS - 98.96%                        $ 4,064,560
            (Cost $5,877,627)

            SEMICONDUCTORS - 52.24%                         2,145,436
  8,010     Altera Corp.*                                     108,936
 11,460     Broadcom Corp., (Class A)*                        201,008
 14,815     Integrated Device Technology, Inc.*               268,744
  6,720     Linear Technology Corp.                           211,210
  6,935     Marvell Technology Group Ltd.*                    137,937
  6,635     Maxim Integrated Products, Inc.*                  254,320
 10,125     Microchip Technology, Inc.*                       277,729
  6,055     Micron Technology, Inc.*                          122,432
 10,815     PMC-Sierra, Inc.*                                 100,255
  1,445     Semtech Corp.*                                     38,582
 12,439     Taiwan Semiconductor Manufacturing Co. Ltd.*      161,701
 21,230     United Microelectronics Corp.*                    156,040
  4,750     Xilinx, Inc.*                                     106,542

            SEMICONDUCTOR CAPITAL EQUIPMENT - 24.20%          993,913
 11,640     Applied Materials, Inc.*                          221,393
  9,780     ASML Holding N.V.*                                147,874
  3,355     KLA-Tencor Corp.*                                 147,586
  8,875     Novellus Systems, Inc.*                           301,750
  7,460     Teradyne, Inc.*                                   175,310

            STORAGE DEVICES - 15.58%                          639,870
 14,201     Brocade Communications Systems, Inc.*             248,233
  8,580     Emulex Corp.*                                     193,136
  5,210     QLogic Corp.*                                     198,501

            NETWORKING EQUIPMENT - 3.91%                      160,774
 11,525     Cisco Systems, Inc.*                              160,774

            SOFTWARE - 3.03%                                  124,567
  8,760     Siebel Systems, Inc.*                             124,567

            CASH EQUIVALENTS - 0.25%                           10,387
 10,387     First American Treasury Obligations Fund           10,387


            TOTAL INVESTMENT SECURITIES - 99.21%            4,074,947
            (Cost $5,888,014)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.79%      32,336

            NET ASSETS - 100.00%                          $ 4,107,283
            Equivalent to $1.33 per share


           *Non-income producing

           (See accompanying notes to financial statements)

                                      *
                       -------------------------------
                     STATEMENTS OF ASSETS AND LIABILITIES
                           June 30, 2002 (unaudited)

                                                            BERKSHIRE           BERKSHIRE
                                                           FOCUS FUND     TECHNOLOGY FUND
ASSETS
-----------------------------------------------------------------------------------------
Investment securities:
    At acquisition cost                                 $  51,115,933       $   5,888,014
                                                        =================================
    At market value                                     $  36,237,601       $   4,074,947
Receivable for capital shares sold                            147,410              12,067
Receivable for securities sold                                816,963              50,493
Interest receivable                                                18                  22
                                                        ---------------------------------
    TOTAL ASSETS                                           37,201,992           4,137,529
                                                        ---------------------------------


LIABILITIES
-----------------------------------------------------------------------------------------
Payable for capital shares redeemed                            86,821                 649
Payable for securities purchased                              186,831              21,120
Payable to affiliates (Note 4)                                 68,511               7,681
Payable to custodian                                          397,861                   0
Accrued expenses                                                2,000                 796
                                                        ---------------------------------
    TOTAL LIABILITIES                                         742,024              30,246
                                                        ---------------------------------


NET ASSETS                                              $  36,459,968       $   4,107,283
=========================================================================================


Net assets consist of:
Paid-in-capital                                         $ 461,577,966       $  46,851,431
Accumulated net investment loss                              (586,112)            (67,173)
Accumulated net realized losses
    from security transactions                           (409,653,554)        (40,863,908)
Net unrealized depreciation on investments                (14,878,332)         (1,813,067)
                                                        ---------------------------------
NET ASSETS                                              $  36,459,968       $   4,107,283
                                                        =================================


Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)              6,699,641           3,098,393
                                                        =================================


Net asset value, offering price and redemption
    price per share                                     $        5.44       $        1.33
                                                        =================================

(See accompanying notes to financial statements)

                                      *
                       -------------------------------
                           STATEMENTS OF OPERATIONS
               For the Six Months Ended June 30, 2002 (unaudited)


                                                            BERKSHIRE           BERKSHIRE
                                                           FOCUS FUND     TECHNOLOGY FUND
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
    Dividends                                          $        5,350       $         625
    Interest                                                    2,856                 387
                                                        ---------------------------------
         TOTAL INVESTMENT INCOME                                8,206               1,012
                                                        ---------------------------------

EXPENSES
-----------------------------------------------------------------------------------------
    Investment advisory fees                                  446,376              50,544
    Administrative fees                                       145,944              16,848
    Interest expense                                            1,998                 793
                                                        ---------------------------------
         TOTAL EXPENSES                                       594,318              68,185
                                                        ---------------------------------

NET INVESTMENT LOSS                                          (586,112)            (67,173)
-----------------------------------------------------------------------------------------


REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
-----------------------------------------------------------------------------------------
Net realized losses from security transactions            (31,755,636)         (3,182,499)
Net change in unrealized appreciation on investments        4,455,274              68,522
                                                         --------------------------------

NET REALIZED AND UNREALIZED
LOSSES ON INVESTMENTS                                     (27,300,362)         (3,113,977)
                                                         --------------------------------

NET DECREASE IN NET ASSETS
FROM OPERATIONS                                        $  (27,886,474)      $  (3,181,150)
                                                        =================================

(See accompanying notes to financial statements)

                                      *
                       -------------------------------
          STATEMENTS OF CHANGES IN NET ASSETS - BERKSHIRE FOCUS FUND
     For the Periods Ended June 30, 2002 (unaudited) and December 31, 2001


                                                                Six Months                Year
                                                                     Ended               Ended
                                                                   6/30/02            12/31/01
FROM OPERATIONS:
----------------------------------------------------------------------------------------------
    Net investment loss                                     $     (586,112)      $  (2,409,166)
    Net realized losses from security transactions             (31,755,636)       (278,738,067)
    Net change in unrealized appreciation on investments         4,455,274          70,431,813
                                                              --------------------------------
Net decrease in net assets from operations                     (27,886,474)       (210,715,420)
                                                              --------------------------------


FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------
    Proceeds from shares sold                                   20,528,468         159,530,508
    Payments for shares redeemed                               (27,529,515)       (157,074,361)
                                                              --------------------------------
Net increase (decrease) in net assets from
          capital share transactions                            (7,001,047)          2,456,147
                                                              --------------------------------


TOTAL DECREASE IN NET ASSETS                                   (34,887,521)       (208,259,273)
----------------------------------------------------------------------------------------------


NET ASSETS:
----------------------------------------------------------------------------------------------
    Beginning of period                                         71,347,489         279,606,762
                                                              --------------------------------
    End of period                                           $   36,459,968       $  71,347,489
                                                              ================================
    Undistributed net investment income (loss):             $     (586,112)      $           0
                                                              ================================


CAPITAL SHARE ACTIVITY:
----------------------------------------------------------------------------------------------
    Shares sold                                                  2,348,555           9,187,638
    Shares redeemed                                             (3,310,707)         (9,885,341)
                                                              --------------------------------
    Net decrease in shares outstanding                            (962,152)           (697,703)
    Shares outstanding, beginning of period                      7,661,793           8,359,496
                                                              --------------------------------
    Shares outstanding, end of period                            6,699,641           7,661,793
                                                              ================================

(See accompanying notes to financial statements)

                                      *
                       -------------------------------
        STATEMENTS OF CHANGES IN NET ASSETS - BERKSHIRE TECHNOLOGY FUND
     For the Periods Ended June 30, 2002 (unaudited) and December 31, 2001


                                                                Six Months                Year
                                                                     Ended               Ended
                                                                   6/30/02            12/31/01
FROM OPERATIONS:
----------------------------------------------------------------------------------------------
    Net investment loss                                     $      (67,173)      $    (235,824)
    Net realized losses from security transactions              (3,182,499)        (25,568,499)
    Net change in unrealized appreciation on investments            68,522           6,829,220
                                                              --------------------------------
Net decrease in net assets from operations                      (3,181,150)        (18,975,103)
                                                              --------------------------------


FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------
    Proceeds from shares sold                                    1,975,901          18,533,564
    Payments for shares redeemed                                (2,829,083)        (16,390,924)
                                                              --------------------------------
Net increase (decrease) in net assets from
          capital share transactions                              (853,182)          2,142,640
                                                              --------------------------------


TOTAL DECREASE IN NET ASSETS                                    (4,034,332)        (16,832,463)
----------------------------------------------------------------------------------------------


NET ASSETS:
----------------------------------------------------------------------------------------------
    Beginning of period                                          8,141,615          24,974,078
                                                              --------------------------------
    End of period                                           $    4,107,283       $   8,141,615
                                                              ================================
    Undistributed net investment income (loss):             $      (67,173)      $           0
                                                              ================================


CAPITAL SHARE ACTIVITY:
----------------------------------------------------------------------------------------------
    Shares sold                                                    926,558           4,770,353
    Shares redeemed                                             (1,405,563)         (4,293,571)
                                                              --------------------------------
    Net increase (decrease) in shares outstanding                 (479,005)            476,782
    Shares outstanding, beginning of period                      3,577,398           3,100,616
                                                              --------------------------------
    Shares outstanding, end of period                            3,098,393           3,577,398
                                                              ================================

(See accompanying notes to financial statements)

                                      *
                       -------------------------------

                  FINANCIAL HIGHLIGHTS - BERKSHIRE FOCUS FUND
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                            Six Months           Year          Year            Year           Year
                                                 Ended          Ended          Ended          Ended          Ended
                                               6/30/02       12/31/01       12/31/00       12/31/99       12/31/98
                                            (unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                            $  9.31       $  33.45       $  39.84       $  16.44        $  8.64
------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                 (0.09)(C)      (0.31)(C)      (0.40)(C)      (0.31)          0.03
    Net realized and unrealized gains
         (losses) on investments                 (3.78)        (23.83)         (5.99)         23.80           8.97
                                               -------------------------------------------------------------------
Total from investment operations                 (3.87)        (24.14)         (6.39)         23.49           9.00
                                               -------------------------------------------------------------------

LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income          0.00           0.00           0.00           0.00          (0.02)
    Distributions from net realized gains         0.00           0.00           0.00          (0.09)         (1.18)
                                               -------------------------------------------------------------------
Total distributions                               0.00           0.00           0.00          (0.09)         (1.20)
                                               -------------------------------------------------------------------

NET ASSET VALUE,
END OF PERIOD                                  $  5.44        $  9.31       $  33.45       $  39.84       $  16.44
==================================================================================================================


TOTAL RETURN                                   (41.57%)(A)    (72.17%)       (16.04%)       142.90%        104.17%
==================================================================================================================


SUPPLEMENTAL DATA AND RATIOS:
------------------------------------------------------------------------------------------------------------------
Net assets at end of period (thousands)      $  36,460      $  71,347     $  279,607      $  33,600         $  353


Ratio of expenses to average net assets:
         Before fee waiver                       1.99%(B)(F)    1.97%(E)       1.95%(D)       1.89%          1.93%
         After fee waiver                        1.99%(B)(F)    1.97%(E)       1.95%(D)       1.89%          0.00%

Ratio of net investment income (loss)
    to average net assets:
         Before fee waiver                      (1.97%)(B)     (1.89%)        (1.75%)        (1.71%)        (1.66%)
         After fee waiver                       (1.97%)(B)     (1.89%)        (1.75%)        (1.71%)         0.26%

Portfolio turnover rate                          92.5%(A)      222.7%         166.4%         155.5%         136.0%



(A) Not annualized.

(B) Annualized.

(C) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(D) For the year ended December 31, 2000 the ratios of expenses to average net assets excludes interest expense. The ratios before and after expense reimbursement, including interest expense, would be 1.96% and 1.96% respectively.

(E) For the year ended December 31, 2001 the ratios of expenses to average net assets excludes interest expense. The ratios before and after expense reimbursement, including interest expense, would be 1.98% and 1.98% respectively.

(F) For the six months ended June 30, 2002 the ratios of expenses to average net assets excludes interest expense. The ratios before and after expense reimbursement, including interest expense, would be 2.00% and 2.00% respectively.


(See accompanying notes to financial statements)

                                      *
                       -------------------------------

               FINANCIAL HIGHLIGHTS - BERKSHIRE TECHNOLOGY FUND
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                            Six Months          Year           Year
                                                 Ended         Ended          Ended
                                               6/30/02      12/31/01       12/31/00
                                            (unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                             $ 2.28         $ 8.05        $ 10.00
------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------
    Net investment loss                          (0.02)(C)      (0.07)(C)      (0.10)(C)
    Net realized and unrealized
         losses on investments                   (0.93)         (5.70)         (1.85)
                                               -------------------------------------
Total from investment operations                 (0.95)         (5.77)         (1.95)
                                               -------------------------------------

LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------
    Dividends from net investment income          0.00           0.00           0.00
    Distributions from net realized gains         0.00           0.00           0.00
                                               -------------------------------------
Total distributions                               0.00           0.00           0.00
                                               -------------------------------------

NET ASSET VALUE,
END OF PERIOD                                   $ 1.33         $ 2.28         $ 8.05
====================================================================================


TOTAL RETURN                                   (41.67%)(A)    (71.68%)       (19.50%)
====================================================================================


SUPPLEMENTAL DATA AND RATIOS:
------------------------------------------------------------------------------------
Net assets at end of period (thousands)        $ 4,107        $ 8,142       $ 24,974

Ratio of expenses to average net assets          2.00%(B)(F)    2.00%(E)       2.00%(D)

Ratio of net investment loss
    to average net assets                       (1.99%)(B)     (1.93%)        (1.75%)

Portfolio turnover rate                          97.3%(A)      227.8%         171.6%


(A) Not annualized.

(B) Annualized.

(C) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(D) For the year ended December 31, 2000 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(E) For the year ended December 31, 2001 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(F) For the six months ended June 30, 2002 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.


(See accompanying notes to financial statements)

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                          June 30, 2002 (unaudited)

1. Organization

The Focus Fund and Technology Fund (the "Funds") are each a non-diversified series of The Berkshire Funds (formerly Berkshire Capital Investment Trust) (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 25, 1996. The Focus Fund commenced operations on July 1, 1997. The Technology Fund commenced operations on December 29, 1999. Each Fund's investment objective is to seek long-term capital appreciation through investments in equity securities.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Securities valuation - Each Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                          June 30, 2002 (unaudited)

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - The Fund's intend to comply with the requirement of Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify as regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Other - Generally Accepted Accounting Principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                          June 30, 2002 (unaudited)

3. Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended June 30, 2002 were as follows:

                      Focus Fund               Technology Fund
Purchases          $  53,061,609                $  6,313,405
Sales              $  60,943,046                $  7,358,252

There were no purchases or sales of U.S. Government Securities for the six months ended June 30, 2002.

Unrealized appreciation (depreciation) at June 30, 2002 based on cost of securities for Federal tax purposes is as follows:


                                        Focus Fund     Technology Fund

Gross unrealized appreciation       $      344,039     $      36,809
Gross unrealized depreciation          (15,222,371)       (1,849,876)
                                     --------------      ------------
Net unrealized appreciation         $  (14,878,332)    $  (1,813,067)


Cost of investments                 $   51,115,933     $   5,888,014



The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2001, each Fund had the following capital loss carryforward for tax purposes:


                   Capital Loss Carryforward         Date of Expiration

Focus Fund              $  292,752,183                     12/31/09
                        $   63,553,797                     12/31/08

Technology Fund         $   26,037,978                     12/31/09
                        $    9,459,231                     12/31/08

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                          June 30, 2002 (unaudited)

4. Related  Party Transactions, Investment Advisory and Administrative Fees

Certain officers and trustees of the Trust are also officers and directors of Berkshire Capital Holdings, Inc. ("Berkshire Capital").

Each Fund has an Investment Advisory Agreement and a separate Administration Agreement with Berkshire Capital. Under the terms of the Investment Advisory Agreement, Berkshire Capital receives a fee accrued each calendar day (including weekends and holidays) at a rate of 1.50% per annum of the daily net assets of each Fund. Under the Administration Agreement, Berkshire Capital receives a fee as compensation for services rendered, facilities furnished and expenses assumed at the annual rate of 0.50% of each Fund's average daily net assets up to $50 million, 0.45% of average net assets from $50 million to $200 million, 0.40% of average net assets from $200 million to $500 million, 0.35% of average net assets from $500 million to $1 billion, and 0.30% of average net assets in excess of $1 billion. Such fee is computed as a percentage of each Fund's daily net assets and is accrued each calendar day (including weekends and holidays). For the six months ended June 30, 2002, Berkshire Capital was paid an investment advisory fee of $446,376 and an administration fee of $145,944 from the Focus Fund. The Technology Fund paid an investment advisory fee of $50,544 and an administration fee of $16,848.


5. Beneficial Ownership Disclosure

Beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2002, National Financial Services Corp. was a record owner of 30.50% of the Focus Fund, Charles Schwab Corp. was a record owner of 30.39% of the Focus Fund and National Financial Services Corp. was a record owner of 25.87% of the Technology Fund. As a record owner of more than 25% of the voting securities of a fund, there is not necessarily a presumption of control of the fund.

                                      *
                       -------------------------------
                                    NOTES

         THE BERKSHIRE FUNDS
         475 Milan Drive
         Suite #103
         San Jose, CA 95134
         (Toll-Free) 1-877-526-0707


         BOARD OF TRUSTEES
         Malcolm R. Fobes III, Chairman
         Ronald G. Seger
         Leland F. Smith
         Andrew W. Broer


         INVESTMENT ADVISER
         Berkshire Capital Holdings, Inc.
         475 Milan Drive
         Suite #103
         San Jose, CA 95134


         COUNSEL
         Thompson Hine LLP
         312 Walnut Street
         14th Floor
         Cincinnati, OH 45202


         TRANSFER AGENT
         U.S. Bancorp Fund Services, LLC
         615 E. Michigan Street
         Milwaukee, WI 53202


         CUSTODIAN
         U.S. Bank, N.A
         425 Walnut Street
         Cincinnati, OH 45202


         DISTRIBUTOR
         Rafferty Capital Markets, LLC
         59 Hilton Avenue
         Garden City, NY 11530


         WEBSITE
         www.berkshirefunds.com